Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant And Equipment, Net Consists - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,314,185	$ 9,960,736
Less: accumulated depreciation	(6,169,825)	(5,710,098)
Property and equipment, net	$ 4,144,360	4,250,638
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Property and equipment, gross	$ 7,760,602	7,492,360
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,980,998	77,932
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 76,664	1,912,525
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 495,921	$ 477,919
Office and electric equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years